Investment Strategy - WisdomTree Global ex-U.S. Quality Growth Fund	Mar. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.

The Index is a modified market-capitalization weighted index that is composed of approximately 200 global ex-U.S. large-capitalization and mid-capitalization companies with the highest composite scores based on two fundamental factors, growth and quality, which are equally weighted. The Index is based on a rules-based methodology overseen and implemented by the WisdomTree Quality Growth Index Committee.

To be eligible for inclusion in the Index, a company must conduct their Primary Business Activities and list their shares on a securities exchange operating in one or more of the following countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan (Tokyo Stock Exchange only), Netherlands, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, or the United Kingdom (collectively, the “Developed Countries Criteria”), or Brazil, Chile, China, Czech Republic, Hungary, India, Indonesia, Malaysia, Mexico, Philippines, Poland, Russia, Saudi Arabia, South Africa, South Korea, Taiwan, Thailand, or Turkey (collectively, the “Emerging Markets Countries Criteria”). Companies that meet the Developed Countries Criteria must also meet the following key criteria as of the Index screening date: (i) have a market capitalization of at least $100 million; (ii) have a median daily dollar trading volume of at least $100,000 for each of the preceding three months; and (iii) have traded at least 250,000 shares per month for each of the preceding six months. Similarly, companies that meet the Emerging Markets Countries Criteria must meet the following key criteria as of the Index screening date: (i) have positive earnings over the past year; (ii) have a market capitalization of at least $200 million; (iii) have a median daily dollar trading volume of at least $200,000 for each of the preceding six months; and (iv) have traded at least 250,000 shares per month for each of the preceding six months. In the case of China, a constituent company must be incorporated or domiciled in China and trade on the Hong Kong Stock Exchange to be eligible for inclusion. In the case of India, only securities whose foreign ownership restriction limits have yet to be breached are eligible for inclusion in the Index. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources.

The Index is reconstituted and/or rebalanced semi-annually. After the initial weighting is determined, the Index adjusts each company’s weighting based on two fundamental factors, growth and quality, which are equally weighted. The growth factor is determined by a company’s ranking based on a 50% weight in its median analyst earnings growth forecast, a 25% weight in its trailing five-year EBITDA (i.e., earnings before interest, taxes, depreciation and amortization) growth, and a 25% weight in its trailing five-year sales growth. The quality factor is determined by a company’s ranking based on a 50% weight to each of its trailing three-year average return on equity and trailing three-year return on assets. At the time of each semi-annual rebalance, the maximum weight of any individual security is capped at 7.5% and the weight of all other components will be adjusted proportionally.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a particular sector or industry. A GICS sector typically is comprised of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of September 30, 2025, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Industrials and Information Technology Sectors.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.

As of September 30, 2025, the equity securities of companies that conduct their Primary Business Activities in Taiwan and Europe comprised a significant portion of the Fund’s holdings (e.g., approximately 15% or more), although the Fund’s geographic exposure may change from time to time.

Strategy Portfolio Concentration [Text]	The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.As of September 30, 2025, the equity securities of companies that conduct their Primary Business Activities in Taiwan and Europe comprised a significant portion of the Fund’s holdings (e.g., approximately 15% or more), although the Fund’s geographic exposure may change from time to time.